Significant Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2023
Discloure of Significant Accounting Policies
Description of accounting policy for subsidiaries [text block]
a)	Principles of consolidation:

The Bank holds 100% of the common shares of DRT Cyber Inc., VersaHoldings US Corp. and VersaJet Inc. DRT Cyber Inc. holds 100% of the common shares of Digital Boundary Group Canada Inc. and Digital Boundary Group Inc. (“Digital Boundary Group”). VersaHoldings US Corp. holds 100% of the common shares of VersaFinance US Corp. The Consolidated Financial Statements include the accounts of these subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Description of accounting policy for segment reporting [text block]
b)	Segment reporting:
The Bank’s management has established two reportable operating segments, those being Digital Banking and DRTC. Details of the Bank’s segment reporting are set out in note 25.
Description of accounting policy for business combinations [text block]
c)	Business combinations

The Bank expects to apply IFRS 3 Business Combinations in its accounting for the proposed acquisition of Stearns Bank Holdingford, N.A. as described in note 26 – Acquisitions using the acquisition method. The cost of an acquisition is measured at the fair value of the consideration, including contingent consideration if applicable, at the acquisition date. Contingent consideration is a financial instrument and, as such, is remeasured each period thereafter with the adjustment recorded to acquisition-related fair value changes in the consolidated statements of income and comprehensive income. Acquisition-related costs are recognized as an expense in the income statement in the period in which they are incurred. The acquired identifiable assets, liabilities and contingent liabilities are measured at fair value at the date of acquisition. Goodwill is measured as the excess of the aggregate of the consideration transferred, including, if applicable, any amount of any non-controlling interest in the acquiree, over the net of the recognized amounts of the identifiable assets acquired and the liabilities assumed.

Description of accounting policy for recognition of revenue [text block]
d)	Revenue recognition:

Interest income on cash, securities and loans is recognized in net interest income using the effective interest rate method over the expected life of the instrument. Interest income earned but not yet collected on cash, securities and loans is included in the respective cash, securities and loans categories on the Consolidated Balance Sheets.

Interest income is recognized on impaired loans and is accrued using the rate of interest used to discount the future cash flows for purposes of measuring the impairment loss. Loan fees integral to the yield on the loan are amortized to interest income using the effective interest rate method; otherwise, the fees are recorded in non-interest income.

The Bank’s non-interest income stream is substantially derived from the operations of DRTC and its wholly owned subsidiaries. DRTC generates professional services revenue primarily from fees charged for IT security assurance services, supervisory control and data acquisition system assessments, as well as IT security training. Revenue is recognized when service is rendered and performance obligations have been satisfied and no material uncertainties remain as to the collection of receivables.

Description of accounting policy for financial instruments [text block]
e)	Financial instruments:

Classification and measurement

Under IFRS 9, all financial assets, with the exception of equity and derivatives, must be classified at initial recognition as a function of the financial asset’s contractual cash flow characteristics and the business model under which the financial asset is managed. These financial assets are initially measured at fair value, and are classified and subsequently measured at amortized cost, fair value through profit or loss or fair value through other comprehensive income. Financial assets are required to be reclassified when the business model under which they are managed has changed. Any reclassifications are applied prospectively from the reclassification date. All financial liabilities are measured at amortized cost unless elected otherwise.

Debt instruments

Financial assets that are debt instruments are categorized into one of the following measurement categories:

•	amortized cost;
•	fair value through other comprehensive income (“FVOCI”);
•	fair value through profit and loss (“FVTPL”).

The characterization of a debt instrument’s cashflows is determined through a solely payment of principal and interest (“SPPI”) test. The SPPI test is conducted to identify whether the contractual cash flows of a debt instrument are in fact solely payments of principal and interest and are consistent with a basic lending arrangement. In the context of the SPPI test, “Principal” is defined as the fair value of the debt instrument at origination or initial recognition, which may change over the life of the instrument as a function of a number of variables including principal repayments, prepayments, or amortization of a premium/discount. In the context of the SPPI test “Interest” is defined as the consideration for the time value of money and credit risk. The rationale for the SPPI test is to ensure that debt instruments that include structural features that are incongruent with a basic lending arrangement, such as conversion options, are classified as, and measured at FVTPL.

The Bank’s loans are categorized and measured as amortized cost. Debt instruments with contractual cash flows that meet the SPPI test and are managed on a hold to collect basis are measured at amortized cost. These financial instruments are recognized initially at fair value plus direct and incremental transaction costs, and are subsequently measured at amortized cost, using the effective interest rate method, net of an allowance for credit losses. The effective interest rate is the rate that discounts estimated future cashflows through the expected life of the instrument to the gross carrying amount of the instrument. Amortized cost is calculated as a function of the effective interest rate, taking into account any discount or premium on acquisition, transaction costs and fees. Amortization of these costs is included in interest income in the consolidated statement of income.

The Bank’s securities are measured at fair value and categorized as FVOCI.

Equity instruments

Equity instruments are measured at fair value and categorized as FVTPL unless an irrevocable designation is made at initial recognition to categorize as FVOCI. Gains or losses from changes in the fair value of equity financial instruments designated at FVOCI, including any related foreign exchange gains or losses, are recognized in other comprehensive income (“OCI”). Amounts recognized in OCI are not to be subsequently reclassed to profit or loss, with the exception of dividends. Dividends received are recorded in non-interest income in the consolidated statement of income. Cumulative gains or losses upon derecognition of the equity instrument will be transferred within equity from accumulated OCI to retained earnings.

The Bank has categorized its investment in Canada Stablecorp Inc. as FVOCI and it is carried at fair value.

Allowance for expected credit losses

The Bank must maintain an allowance for expected credit losses (“ECL”) that is adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. The Bank’s allowance for expected credit losses is estimated using the ECL methodology and is comprised of expected credit losses recognized on all financial assets that are debt instruments, classified either as amortized cost or as FVOCI, and on all loan commitments and financial guarantees that are not measured at FVTPL.

Expected credit losses represent unbiased and probability-weighted estimates that are modeled as a function of a range of possible outcomes as well as the time value of money, and reasonable and supportable information about past events, current conditions and forecasts of future economic conditions, or more specifically forward-looking information (“FLI”) (see Forward-looking information below).

The Bank’s ECL or impairment model estimates 12 months of expected credit losses for performing loans that have not experienced a significant increase in credit risk, (“SICR”) since initial recognition. Additionally, the ECL model estimates lifetime expected credit losses on performing loans that have experienced a SICR since initial recognition. Further, individual allowances are estimated for loans that are determined to be credit impaired.

Loans or other financial instruments that have not experienced a SICR since initial recognition are designated as stage 1, while loans or other financial instruments that have experienced a SICR since initial recognition are designated as stage 2, and loans or other financial instruments that are determined to be credit impaired are designated as stage 3. Subsequent to the initial stage designation, the Bank’s loans or other financial instruments may transfer between stages due to these loans or financial instruments experiencing a significant change in credit risk

Assessment of significant increase in credit risk

At each reporting date, the Bank assesses whether or not there has been a SICR for loans since initial recognition by comparing, at the reporting date, the risk of default occurring over the remaining expected life against the risk of default at initial recognition. The determination of a SICR is a function of the loan’s internal risk rating assignment, internal watchlist status, loan review status and delinquency status which are updated as necessary in response to changes including, but not limited, to changes in macroeconomic and/or market conditions, changes in a borrower’s credit risk profile, and changes in the strength of the underlying security, including guarantor status, if a guarantor exists.

Quantitative models may not always be able to capture all reasonable and supportable information that may indicate a SICR. As a result, qualitative factors may be considered to supplement such a gap. Examples include changes in adjudication criteria for a particular group of borrowers or asset categories or changes in portfolio composition.

With regards to delinquency and monitoring, there is a rebuttable presumption that the credit risk of a loan or other financial instrument has increased since initial recognition when contractual payments are more than 30 days delinquent. The Bank chose to use 60 days delinquency as an appropriate indicator of increased credit risk as it serves as a stable early warning indicator that the cashflows associated with the loan or other financial instrument under consideration may be uncertain and may not be realized by the Bank under the contractual repayment terms.

Expected credit loss model - Estimation of expected credit losses

Expected credit losses are an estimate of a loan’s expected cash shortfalls discounted at the effective interest rate, where a cash shortfall is the difference between the contractual cash flows that are due to the Bank and the cash flows that the Bank actually expects to receive. The ECL calculation is a function of the credit risk parameters; probability of default, loss given default, and exposure at default associated with each loan, sensitized to future market and macroeconomic conditions through the incorporation of FLI derived from multiple economic forecast scenarios, including baseline, upside, and downside scenarios.

For clarity:

•	The probability of default (“PD”) for a loan or a financial instrument is an estimate of the likelihood of default of that instrument over a given time horizon;

•	The loss given default (“LGD”) for a loan or financial instrument is an estimate of the loss arising in the case where a default of that instrument occurs at a given time or over a given period; and,

•	The exposure at default (“EAD”) for a loan or financial instrument is an estimate of the Bank’s exposure derived from that instrument at a future default date.

The Bank’s ECL model develops contractual cashflow profiles for loans as a function of a number of underlying assumptions and a broad range of input variables. The expected cashflow schedules are subsequently derived from the contractual cashflow schedules, adjusted for incremental default amounts, forgone interest, and recovery amounts. The finalized contractual and expected cashflow schedules are subsequently discounted at the effective interest rate to determine the expected cash shortfall or expected credit losses for each individual loan or financial instrument.

Individual allowances are estimated for loans or other financial instruments that are determined to be credit impaired and that have been designated as stage 3. A loan or other financial instrument is classified as credit impaired when the Bank becomes aware that, before taking into consideration collateral or credit enhancements, all of, or a portion of the contractual cashflows associated with the loan or other financial instrument may be impacted and as a result may not be realized by the Bank under the repayment schedule set out in the contractual terms associated with the loan or other financial instrument. Loans or other financial instruments for which interest or principal is contractually past due 90 days are automatically recognized as stage 3, however in estimating expected credit losses for stage 3 loans or other financial instruments, management takes into consideration whether the loan or other financial instrument is fully secured or is in the process of collection and whether collection efforts are reasonably expected to result in repayment of the loan or other financial instrument.  The ECL model requires the recognition of credit losses based on 12 months of expected losses for performing loans which is reflected in the Bank’s stage 1 grouping. The Bank recognizes lifetime expected losses on loans that have experienced a significant increase in credit risk since origination which is reflected in the Bank’s stage 2 grouping. Impaired loans require recognition of lifetime losses and are reflected in the Bank’s stage 3 grouping.

Forward-looking information

IFRS 9 requires consideration of past events, current market conditions and reasonable, supportable information about future economic conditions that is available without undue cost and effort in the estimation of the expected credit losses for loans or other financial instruments. More specifically, under IFRS 9 expected credit losses represent an unbiased, probability-weighted estimate of the present value of cash shortfalls (i.e., the weighted average of credit losses, with the respective risks of a default occurring in a given time period used as the weights). Additionally, IFRS 9 stipulates that future economic conditions are to be based on an unbiased, probability-weighted assessment of possible future outcomes. The estimation and application of forward-looking information in an attempt to capture the impact of future economic conditions requires judgement.

The Bank incorporates the impact of future economic conditions, or more specifically forward-looking information into the estimation of expected credit losses at the credit risk parameter level. This is accomplished via the credit risk parameter models and proxy datasets that the Bank utilizes to develop PD and LGD term structure forecasts for its loans. The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider, for the purpose of computing forward-looking risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. These systems are used in conjunction with the Bank’s internally developed ECL models. Given that the Bank has experienced very limited historical losses and, therefore, does not have available statistically significant loss data inventory for use in developing forward-looking expected credit loss trends, the use of unbiased, third-party forward-looking credit risk parameter modeling systems is particularly important for the Bank in the context of the estimation of expected credit losses.

The Bank utilizes macroeconomic indicator data derived from multiple macroeconomic scenarios comprised of baseline, upside, and downside scenarios in order to mitigate volatility in the estimation of expected credit losses as well as to satisfy the IFRS 9 requirement that future economic conditions are to be based on an unbiased, probability-weighted assessment of possible future outcomes. More specifically, the macroeconomic indicators set out in the macroeconomic scenarios are used as inputs for the credit risk parameter models utilized by the Bank to sensitize the individual PD and LGD term structure forecasts to the respective macroeconomic trajectory set out in each of the scenarios. The weighted average of the individual, sensitized PD and LGD values that comprise each individual term structure forecast is subsequently computed to define unbiased PD and LGD term structure forecasts, which in turn are applied as inputs to the Bank’s internal ECL model in the estimation of expected credit losses for the Bank’s loans. Macroeconomic indicator data derived from the baseline, upside and downside scenarios referenced above is also utilized in the development of credit risk parameter proxy datasets and applied to the Bank’s consumer loan and small and medium enterprise (“SME”) loan portfolios.

The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing PD and LGD term structure data to forward economic conditions include, but are not limited to: real GDP, the national unemployment rate, long term interest rates, the consumer price index, the price of oil, and the S&P/TSX Index. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the Bank’s balance sheet, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

Modified financial instruments

If the terms of a financial instrument are modified or an existing financial instrument is replaced with a new one, an assessment is made to determine if the financial instrument should be derecognized.

Where the modification does not result in derecognition, the date of origination continues to be used to determine SICR. Where modification results in derecognition, the modified financial instrument is considered to be a new instrument.

Fair value of financial instruments

Estimates of fair value are developed using a variety of valuation methods and assumptions. The Bank follows a fair value hierarchy to categorize the inputs used to measure fair value for its financial instruments. The fair value hierarchy is based on quoted prices in active markets (Level 1), models using inputs other than quoted prices but with observable market data (Level 2), or models using inputs that are not based on observable market data (Level 3).

Valuation models may require the use of inputs, transaction values derived from models and input assumptions sourced from pricing services. Valuation inputs are either observable or unobservable. The Bank makes use of external, readily observable market inputs when available and may include certain prices and rates for shorter-dated Canadian yield curves and banker’s acceptances. Unobservable inputs may include credit spreads, probability of default and recovery rates.

Description of accounting policy for property, plant and equipment [text block]
f)	Property and equipment:

Property and equipment is carried at cost less accumulated amortization and impairment. Amortization on property and equipment is calculated primarily using the straight-line method over the useful life of the equipment which typically ranges between 5 and 20 years.

Property and equipment is subject to an impairment review if there are events or changes in circumstances which indicate that the carrying amounts may not be recoverable. Amortization expense and impairment write-downs are included in premises and equipment expense in the Consolidated Statements of Comprehensive Income.

Description of accounting policy for intangible assets and goodwill [text block]
g)	Goodwill and intangible assets:

Goodwill is the residual amount that results when the purchase price of an acquired business exceeds the value allocated to the tangible and intangible assets, less liabilities assumed, based on their fair values. Goodwill is not amortized but rather tested for impairment annually or more frequently if events or a change in circumstances indicate that the asset might be impaired. Impairment is determined for goodwill by assessing if the carrying value of cash generating units (“CGUs”) which comprise the CGU segment, including goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the value in use. Impairment losses recognized in respect of the CGUs are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the CGUs. Any goodwill impairment is recorded in profit or loss in the reporting year in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.

Intangible assets acquired in a business acquisition are recorded at their fair value. In subsequent reporting periods, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recorded on a straight-line basis over the expected useful life of the intangible asset. At each reporting date, the carrying value of intangible assets are reviewed for indicators of impairment.  If such an indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generate cash flows from continuing use that are largely independent of the cash inflows of other assets or groups of assets or CGU’s. If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount and the impairment loss is recognized in profit or loss. The recoverable amount of an asset or CGU is the higher of fair value less costs to sell and value in use. In assessing fair value less cost to sell the estimated future cash flows are discounted at a rate that reflects current market assessments of the time value of money and the risks specific to the assets. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount.

When an impairment loss is subsequently reversed, the carrying amount of the asset is increased to the revised estimate of its recoverable amount so that the increased carrying amount does not exceed the carrying amount that would have been recorded had no impairment losses been recognized for the asset in prior years.

The Bank develops proprietary cybersecurity, banking and financial technology. Any research or early-stage scoping activities are expensed as incurred in the period. The Bank recognizes internally generated intangible assets on the development of proprietary technology when it has determined that there is technical feasibility and resources available to complete a product, demonstrated an existence of an established market for the product as well as support to generate future revenues or derive future economic benefits from the product. As these intangible assets are not yet available for use, the Bank tested these assets for impairment annually by comparing the carrying amount with the recoverable amount. Recoverable amount is determined by fair value less cost to sell method.

Description of accounting policy for income tax [text block]
h)	Income taxes:

Current income taxes are calculated based on taxable income for the reporting period. Taxable income differs from accounting income because of differences in the inclusion and deductibility of certain components of income which are established by taxation authorities. Current income taxes are measured at the amount expected to be recovered or paid using statutory tax rates at the reporting period end.

The Bank follows the asset and liability method of accounting for deferred income taxes. Deferred income tax assets and liabilities arise from temporary differences between financial statement carrying values and the respective tax base of those assets and liabilities. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply to taxable income in the years when temporary differences are expected to be recovered or settled.

Deferred income tax assets are recognized in the Consolidated Financial Statements to the extent that it is probable that the Bank will have sufficient taxable income to enable the benefit of the deferred income tax asset to be realized. Unrecognized deferred income tax assets are reassessed for recoverability at the end of each reporting period.

Current and deferred income taxes are recorded in income for the period, except to the extent that the tax arose from a transaction that is recorded either in Other Comprehensive Income or Equity, in which case the income tax on the transaction will also be recorded either in Other Comprehensive

Income or Equity. Accordingly, current and deferred income taxes are presented in the Consolidated Financial Statements as a component of income, or as a component of Other Comprehensive Income.

Description of accounting policy for employee benefits [text block]
i)	Employee benefits:

i)	Short-term benefits:

Short-term employee benefit obligations are recognized as employees render their services and are measured on an undiscounted basis.

A liability is recognized for the amount expected to be paid under a short-term cash bonus plan if the Bank has an obligation to make such payments as a result of past service provided by the employee and the obligation can be estimated reliably.

ii)	Share-based payment transactions:

Equity-settled stock options

Employee stock options are measured using the Black-Scholes pricing model which is used to estimate the fair value of the options at the date of grant. Inputs to the Black-Scholes model include the closing share price on the grant date, the exercise price, the expected option life, the expected dividend yield, the expected volatility and the risk-free interest rate. Once the expected option life is determined, it is used in formulating the estimates of expected volatility and the risk-free rate. Expected future volatility is estimated using a historical volatility look-back period that is consistent with the expected life of the option.

The fair value of options which vest immediately are recognized in full as of the grant date, whereas the fair value of options which vest over time are recognized over the vesting period using the graded method which incorporates management’s estimates of the options which are not expected to vest. The effect of a change in the estimated number of options expected to vest is a change in estimate and the cumulative effect of the change is recognized prospectively once the estimate is revised. The fair value of stock options granted is recorded in salaries and benefits expense in the Consolidated Statements of Income and in Contributed Surplus in the Consolidated Balance Sheets. When options are exercised, the consideration received and the estimated fair value previously recorded in Contributed Surplus is recorded as Share Capital. The Bank’s stock option plan is described in note 15.

Description of accounting policy for issued capital [text block]
j)	Share capital:

The Bank’s share capital consists of common shares and preferred shares. Costs directly incurred with raising new share capital are charged against equity. Other costs are expensed as incurred.

Description of Accounting Policy for Contributed Surplus [text block]
k)	Contributed surplus:

Contributed surplus consists of the fair value of stock options granted since inception, less amounts reversed for exercised stock options. If granted options vest and then subsequently expire or are forfeited, no reversal of contributed surplus is recognized.

Description of accounting policy for leases [text block]
l)	Leases:

At inception of a contract, the Bank assesses whether a contract is, or contains a lease arrangement based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Bank recognizes a right-of-use asset and a lease obligation at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease obligation adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset and/or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of useful life of the right-of-use asset or the lease term using the straight-line method as this methodology most closely reflects the expected pattern of consumption of the associated future economic benefits. The lease term includes periods covered by an option to extend if there is reasonable certainty that the Bank will exercise that option. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease obligation.

The lease obligation is measured at amortized cost using the effective interest rate method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Bank’s estimate of the amount expected to be payable under a residual value guarantee, or if the Bank changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease obligation is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or the remeasured amount is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Bank elects to apply the practical expedient to account for leases for which the lease term ends within 12 months of the date of initial application as short-term leases.

Description of accounting policy for foreign currency translation [text block]
m)	Foreign currency translation:

Transactions in foreign currencies are translated into the respective functional currencies of the Bank and its subsidiaries at the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at the exchange rate at the reporting date. Foreign currency differences are recognized in profit and loss. Investments classified as fair value through other comprehensive income denominated in a foreign currency are translated into Canadian dollars at the exchange rate at the reporting date. All resulting changes are recognized in other comprehensive income.

Foreign operations

The assets and liabilities of Digital Boundary Group Inc., a US operation of the Bank, has a functional currency other than the Canadian dollar, and is translated into Canadian dollars at the exchange rate at the reporting date. The income and expenses of this operation are translated into Canadian dollars at the exchange rate at the date of transaction and the foreign currency differences are recognized in other comprehensive income. All other US operations are recognized as having functional currency based on the Canadian dollar.

Description of accounting policy for derivative financial instruments [text block]
n)	Derivative instruments:

Derivatives are measured at FVTPL except to the extent that they are designated in a hedging relationship.

Derivatives are reported as other assets when they have a positive fair value and as other liabilities when they have a negative fair value. Derivatives may be embedded in other financial instruments. Derivatives embedded in other financial instruments are valued as separate derivatives when: the economic characteristics and risks associated are not clearly and closely related to those of the host contract; the terms of the embedded derivative would meet the definition of a derivative if it was a stand-alone, independent instrument; and the combined contract is not held for trading or designated at fair value through profit or loss. For financial statement disclosure purposes, embedded derivatives are combined with the host contract.

Hedge accounting

The Bank has elected, as permitted, to apply the hedge accounting requirements of IAS 39. Interest rate swap agreements are entered into for asset liability management purposes. When hedge accounting criteria are met, derivative contracts are accounted for as described below.

To meet the criteria for hedge accounting, the Bank documents all relationships between hedging instruments and hedged items, how hedge effectiveness is assessed, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives to specific assets or liabilities on the Consolidated Balance Sheet. The Bank also formally assesses, both at the inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are effective in offsetting changes in fair values or cash flows of the hedged items.

There are three main types of hedges: (i) fair value hedges, (ii) cash flow hedges and (iii) net investment hedges.

At the inception of a hedge relationship, the Bank formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Bank will assess whether the hedging relationship meets the hedge effectiveness requirements (including an analysis of sources of hedge ineffectiveness and how the hedge effectiveness is assessed). In order to qualify for hedge accounting, a hedging relationship must be expected to be highly effective on a prospective basis and it needs to be demonstrated that it was also highly effective in the previous designated period (i.e., three month). A hedge is considered to be highly effective if the changes in fair value or cash flows attributable to the hedged risk are expected to be offset by the hedging instrument in a range of between 80% to 125%.

The Bank has only fair value hedges outstanding. In a fair value hedge, the change in the fair value of the hedging derivative is recognized in non-interest income in the Consolidated Statements of Income and Comprehensive Income. The change in the fair value of the hedged item attributable to hedge risk is recorded as part of the carrying value of the hedged item (basis adjustment) and is also recognized in non-interest income in the Consolidated Statements of Income and Comprehensive Income. The Bank utilizes fair value hedges primarily to convert fixed rate financial assets to floating rate financial assets. The primary financial instruments designated in fair value hedging relationships are loans. If the derivative expires or is sold, terminated, no longer meets the criteria for hedge accounting, or the designation is revoked, hedge accounting is discontinued. Any basis adjustment up to that point made to a hedged item for which the effective interest method is used is amortized to the Consolidated Statements of Income and Comprehensive Income as part of the recalculated effective interest rate of the item over its remaining term. If the hedged item is derecognized, the unamortized fair value is recognized immediately in the Consolidated Statements of Income and Comprehensive Income.

In fair value hedges, ineffectiveness arises to the extent that the change in fair value of the hedging items differs from the change in fair value of the hedge risk in the hedged item. Any hedge ineffectiveness is measured and recorded in non-interest income in the Consolidated Statements of Income and Comprehensive Income.

Derivative contracts which do not qualify for hedge accounting are marked-to-market and the resulting net gains or losses are recognized in non-interest income in the Consolidated Statement of Income and Comprehensive Income.

Description of changes in accounting policy [text block]
o)	Future accounting standard pronouncements:

The following accounting standards amendments issued by the IASB will be effective for the Bank’s fiscal year beginning on November 1, 2024 (the Bank’s fiscal 2025 year end):

i)

Amendments to IFRS 16: Lease Liability in a Sale and Leaseback - In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognise any amount of the gain or loss that relates to the right of use it retains. The amendments must be applied retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16. Earlier application is permitted and that fact must be disclosed.

ii)

Amendments to IAS 1: Classification of Liabilities as Current or Non-current - In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

•	What is meant by a right to defer settlement;
•	That a right to defer must exist at the end of the reporting period;
•	That classification is unaffected by the likelihood that an entity will exercise its deferral right; and,
•	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

In addition, a requirement has been introduced to require disclosure when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months. The amendments must be applied retrospectively.

The amendments noted above are not expected to have a material impact on the Bank’s financial results.